FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED OTHER THAN FAIR VALUE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Carrying amount	¥ 79,738	¥ 110,969
Fair value	¥ 78,040	¥ 109,308
Minimum [member]
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	1.79%	1.06%
Maximum [member]
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	4.90%	4.90%